Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transferred from Level 2 to Level 3		$ 6,456
Transferred from Level 3 to Level 2		4,964
Fair value	$ 1,178,633 [1]	3,265,298 [2]
Net change in unrealized appreciation (depreciation) on investment transactions	(587)	11,835
Debt Investments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transferred from Level 2 to Level 3		6,456
Transferred from Level 3 to Level 2		4,964
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	139,934	615,715
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	1,038,699	2,649,583
Net change in unrealized appreciation (depreciation) on investment transactions	$ (986)	$ 21,441

[1]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[2]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.